DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Detail)				3 Months Ended			12 Months Ended
	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 10, 2021 USD ($) $ / shares shares	Mar. 08, 2021 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) ITEM $ / shares shares	Mar. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($) Day $ / shares shares	Feb. 21, 2022 USD ($)	May 11, 2021 USD ($)
Subsidiary, Sale of Stock [Line Items]
Condition for future business combination number of businesses minimum				1			1
Sale of units (in shares) | shares					24,300,287		24,300,287
Price of warrant | $ / shares			$ 1.5
Proceeds from sale of Private Placement Warrants					$ 6,860,057		$ 6,860,057
Transaction Costs			$ 13,946,641
Underwriting fees			4,860,057
Deferred underwriting fee payable	$ 8,505,100	$ 22,542,813	8,505,100	$ 8,505,100			8,505,100
Other offering costs			581,484
Operating bank account	36,467			36,467			37,645
Payments for investment of cash in Trust Account				$ (23,262)	(278,002,870)	$ 0	$ (278,002,870)
Condition for future business combination use of proceeds percentage				80.00%			80.00%
Condition for future business combination threshold Percentage Ownership				50.00%			50.00%
Redemption limit percentage without prior consent				20.00%			20.00%
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)				100.00%			100.00%
Redemption period upon closure				10 days			10 days
Maximum Allowed Dissolution Expenses				$ 100,000			$ 100,000
Working capital deficit	7,058,738			$ 7,058,738			$ 5,967,449
Redemption of shares calculated based on business days prior to consummation of business combination (in days)				2 days			2 days
Aggregate cap of notes to cover operating costs								$ 4,000,000
Interest earned on marketable securities held in Trust Account			23,262	$ 23,262			$ 19,527
Cash and marketable securities held in Trust Account	278,045,659			278,045,659			278,022,397
Promissory note
Subsidiary, Sale of Stock [Line Items]
Aggregate principal amount	4,000,000			4,000,000			4,000,000		$ 2,000,000
Aggregate cap of notes to cover operating costs	$ 8,000,000			$ 8,000,000			$ 8,000,000
Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Units (in shares) | shares	4,266,667			4,266,667			4,266,667
Price of warrant | $ / shares	$ 1.5						$ 1.5
Proceeds from sale of Private Placement Warrants			$ 6,400,000				$ 6,400,000
Aggregate proceeds held in the Trust Account				$ 278,045,659
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Sale of units (in shares) | shares		24,300,287	22,000,000
Proceeds from issuance initial public offering			$ 220,000,000
Purchase price, per unit | $ / shares	$ 10		$ 10	$ 10			$ 10
Underwriting fees				$ 4,860,057			$ 4,860,057
Other offering costs					$ 581,484		581,484
Payments for investment of cash in Trust Account			$ 255,000,000
Minimum net tangible assets upon consummation of business combination	$ 5,000,001			$ 5,000,001			$ 5,000,001
Private Placement
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Units (in shares) | shares					3,500,000		3,500,000
Investment Of Proceeds In Trust Account		$ 23,002,870
Aggregate proceeds held in the Trust Account		$ 278,002,870
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Units (in shares) | shares			4,266,667
Price of warrant | $ / shares			$ 1.5
Proceeds from sale of Private Placement Warrants			$ 6,400,000
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Sale of units (in shares) | shares		2,300,287	3,300,000	3,300,000			3,300,000
Proceeds from issuance initial public offering		$ 23,002,870
Purchase price, per unit | $ / shares	$ 10		$ 10	$ 10			$ 10
Net Proceeds		$ 22,542,813
Investment Of Proceeds In Trust Account			$ 23,002,870
Over-allotment option | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance initial public offering			$ 35,000,000
Purchase price, per unit | $ / shares			$ 10
Sale of Private Placement Units (in shares) | shares		306,705	3,500,000
Price of warrant | $ / shares		$ 1.5	$ 10
Proceeds from sale of Private Placement Warrants		$ 460,057
Investment Of Proceeds In Trust Account			$ 35,000,000
Interest earned on marketable securities held in Trust Account							$ 19,527
Sale of stock, price per share | $ / shares							$ 10